Exploration and Evaluation Assets, Net (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 CAD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 484
Ending Balance	430
E&E Assets
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	484
Additions	59
Transfer to PP&E (Note 10)	(112)
Exchange Rate Movements and Other	(1)
Ending Balance	$ 430